Financial Instruments and Risk Management (Tables)	12 Months Ended
Mar. 31, 2023
Financial Instruments and Risk Management [Abstract]
Schedule of Valuation Method of the Company’s Financial Instruments	The following provides the valuation method of the Company’s financial instruments as at March 31, 2023 and 2022:
			As at March 31,
	Level	2023	2022
Cash	1	$3,664,578	$111,486
Reclamation deposits	1	$11,000	$11,000
Marketable securities	1	$737,371	$-
Financial liabilities	1	$2,819,281	$299,721